SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On January 7, 2022, the Company passed a board resolution, pursuant to which the vesting schedules and conditions of 2,060,308 share options granted to certain employees were modified. Share options as to which the applicable performance milestones have been met are no longer subject to the time-based vesting requirement. The share options vested (or to be vested) for each year (commencing from 2021) shall be equal to the lesser of (i) 25% of the total number of share options of each grantee (“Annual Cap”) and (ii) the number of shares as determined by the Compensation Committee based on the extent to which any performance milestones were achieved during that year (“Credited Shares”), plus any Credited Share of earlier years that have not previously vested due to the Annual Cap. In addition, the performance milestones applicable to the share options that remain outstanding were also modified. Incremental fair value of US$2,337,697 resulted from the modification, which will be recognized as additional compensation expense over the remaining requisite service period, if any.

From February 7 to March 25, 2022, pursuant to the 2021 Plan, a total of 1,320,000 share options were granted to certain employees, with exercise price ranging from US$3.46 to US$5.60 per share. In addition, 99,999 ordinary shares were issued to certain management personnel on March 8, 2022 pursuant to the 2021 Plan.

On March 2, 2022, the Company entered into a collaboration and exclusive license agreement (the “Sanofi Agreement”) with Sanofi SA, pursuant to which the Company will be responsible for early-stage research activities to develop masked versions of Sanofi candidate antibodies, using Adagene’s SAFEbody technology. Sanofi will be solely responsible for later stage research and all clinical, product development and commercialization activities. Pursuit to the Sanofi Agreement, the Company has received an US$17,500,000 upfront payment in April 2022. In addition, the Company will be eligible to receive total potential development, regulatory and commercial milestone payments of up to US$2.5 billion for advancement of the candidates, which will be exclusively developed and commercialized by Sanofi. Adagene is eligible to also receive tiered royalties on global net sales of approved collaboration products.

Effective March 25, 2022, Adagene Project C1 Pte., a subsidiary located in Singapore, was incorporated. To date, this new subsidiary has not commenced operations.

As of March 31, 2022, the Group has repurchased an additional of 272,099 outstanding ADSs (340,124 ordinary shares) with a total consideration of US$1,539,631, and no additional repurchased shares have been retired.